Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MAIN STREET ALL CAP FUND
Prospectus Date	rr_ProspectusDate	Jul. 18, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2017